Average Annual Total Returns - First Trust RiverFront Dynamic Europe ETF	First Trust RiverFront Dynamic Europe ETF 1 Year	First Trust RiverFront Dynamic Europe ETF Since Inception	First Trust RiverFront Dynamic Europe ETF Inception Date	First Trust RiverFront Dynamic Europe ETF After tax on distributions 1 Year	First Trust RiverFront Dynamic Europe ETF After tax on distributions Since Inception	First Trust RiverFront Dynamic Europe ETF After tax on distributions and sale of fund shares 1 Year	First Trust RiverFront Dynamic Europe ETF After tax on distributions and sale of fund shares Since Inception	MSCI Europe Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI Europe Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	6.86%	8.50%	Apr. 13, 2016	5.74%	7.34%	3.98%	6.13%	5.38%	7.55%